Shares Issued and Outstanding (Detail) - Shares Issued and Outstanding [Member] - shares	Jun. 30, 2018	Dec. 31, 2017
Shares Issued and Outstanding [Line Items]
Shares issued in million	2,066.773	2,066.773
Shares in treasury, in million	6.887	0.371
thereof [Abstract]
Buyback in million	6.769	0.197
Other in million	0.119	0.174
Shares outstanding in million	2,059.886	2,066.402